2. Basis for preparation and disclosure of the consolidated financial statements (Tables)	12 Months Ended
Dec. 31, 2019
Basis For Preparation And Disclosure Of The Consolidated Financial Statements [Abstract]
Schedule of effects of the adoption of new accounting pronouncement

The table below presents the principal effects of the adoption of IFRS16 in the opening balances as at January 1, 2019.

	Originally reported	Adjustments	Balances under IFRS 16
	Jan 1st, 2019		Jan 1st, 2019
Assets	31,957,889	5,256,114	37,214,003

Current assets	5,998,126	(8,742)	5,989,384
Trade accounts receivable	2,838,808	-	2,838,808
Inventories	183,059	-	183,059
Prepaid expenses (a)	272,060	(8,742)	263,318
Other assets	2,704,199		2,704,199
Non-current assets	25,959,763	5,264,856	31,224,619
Long-term receivables	4,074,137	(471)	4,073,666
Trade accounts receivable	130,308		130,308
Prepaid expenses (a)	74,381	(471)	73,910
Other assets	3,869,448		3,869,448
Property, plant and equipment (b)	11,203,622	5,265,327	16,468,949
Intangible assets	10,682,004		10,682,004

Liabilities and Shareholders’ Equity	31,957,889	5,256,114	37,214,003

Total Liabilities	12,163,052	5,256,114	17,419,166
Current Liabilities	7,075,379	785,065	7,860,444
Financial leasing (c)	205,048	785,065	990,113
Other liabilities	6,870,331		6,870,331
Non-Current Liabilities	5,087,673	4,471,049	9,558,722
Financial leasing (c)	964,289	4,471,049	5,435,338
Deferred income tax and social contribution	-		-
Other Liabilities	4,123,384		4,123,384
Shareholders’ Equity	19,794,837	-	19,794,837
Capital stock	9,866,298		9,866,298
Revenue reserves	9,928,539		9,928,539

During the fiscal year ended December 31, 2019, the new accounting standards had the following impact on the income statement:

	Statements of income
	Balances without	Adjustments	Balances with
	IFRS 16		IFRS 16

Net revenue from services	16,597,155	-	16,597,155
Net revenue from products	780,039	-	780,039
Net revenue	17,377,194	-	17,377,194
Cost of services provided and goods sold (a), (d)	(4,494,914)	1,193,407	(3,301,507)
	12,882,280	1,193,407	14,075,687
	(4,554,127)	122,278	(4,431,849)
Operating income (expenses)
Selling expenses (e)	(4,800,325)	70,935	(4,729,390)
General and administrative expenses (f)	(1,029,343)	51,343	(978,000)
Other revenues (expenses), net	1,275,541	-	1,275,541
	8,328,153	1,315,685	9,643,838

Depreciation and amortization (g)	(4,188,837)	(940,144)	(5,128,981)

Financial income (expenses)	613,533	(592,323)	21,210

Income before income and social contribution taxes	4,752,849	(216,782)	4,536,067

Income and social contribution taxes (h)	(987,646)	73,706	(913,940)
Net income for the year	3,765,203	(143,076)	3,622,127

There is no material impact on other comprehensive results or basic diluted earnings per share.

	Statement of Cash Flows
	Balances without	Adjustments	Balances with
	IFRS 16		IFRS 16
Net income for the period before income tax and social contribution	4,752,850	(216,783)	4,536,067
Adjustments to reconcile net income to net cash generated by activities
Lease interest payable	229,139	592,324	821,463
Depreciation and amortization	4,188,837	940,144	5,128,981
Net cash from operations	5,749,042	1,315,684	7,064,726
Net cash invested in investment activities	(3,721,742)	-	(3,721,742)
Net cash used in financing activities	(827,120)	(1,315,684)	(2,142,804)
Increase in cash and cash equivalents	1,209,280	-	1,209,280
Cash and cash equivalents at the beginning of the year	1,075,530	-	1,075,530
Cash and cash equivalents at the end of the year	2,284,810	-	2,284,810

The principal adjustments arising from the new standard are as follows:

(a) Reclassification of the agreement for reciprocal assignment with consideration for fiber optic infrastructure previously classified as prepaid expenses (Note 11) for property, plant and equipment – right-of-use under lease;

(b) Recognition of the asset – right-of-use under lease of the lease payments eligible for the new standard;

(c) Increase in the Company’s net debt due to the recognition of the lease liability as required by the standard;

(d) Leasing – infrastructure (network, land and fiber optics);

(e) Leasing – stores & kiosks and vehicles;

(f) Leasing – administrative buildings and vehicles;

(g) Recognition of the depreciation of the assets mentioned above;

(h) Tax impact on the adjustments from the new standard.